Share-based Option Plan - Summary of Changes in Stock Options (Detail)	12 Months Ended
	Dec. 31, 2019 Option R$ / shares	Dec. 31, 2018 Option R$ / shares
Employee stock option [member]
Disclosure of number and weighted average exercise price of share options [line items]
Number of options, Beginning balance	11,190,829	16,250,687
Number of options, Cancelled	(69,085)	(182,388)
Number of options, Paid	(2,936,976)	(4,877,470)
Number of options, Ending balance	8,184,768	11,190,829
Number of options exercisable as of:	2,294,135	2,572,640
Weighted average exercise price, Beginning balance | R$ / shares	R$ 12.55	R$ 11.69
Weighted average exercise price, Cancelled | R$ / shares	20.70	18.48
Weighted average exercise price, Exercised | R$ / shares	11.51	9.44
Weighted average exercise price, Ending balance | R$ / shares	12.85	12.55
Weighted average exercise price, Number of options exercisable as of: | R$ / shares	R$ 13.81	R$ 11.60
Virtual Stock Option [member]
Disclosure of number and weighted average exercise price of share options [line items]
Number of options, Beginning balance	707,400
Number of options, Granted	405,000
Number of options, Cancelled	(47,889)
Number of options, Paid	(98,603)
Number of options, Ending balance	965,908	707,400